Stockholders’ Equity (Details) - USD ($)										9 Months Ended		12 Months Ended
	Nov. 15, 2024	May 06, 2024	Mar. 07, 2024	Mar. 04, 2024	Nov. 15, 2023	Nov. 13, 2023	May 11, 2023	Feb. 14, 2023	Oct. 17, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jun. 17, 2024	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Preferred stock, shares authorized					1,000,000					1,000,000		1,000,000		1,000,000
Preferred stock, per value (in Dollars per share)					$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001
Cash proceeds from the Trust Account (in Dollars)					$ 36,383,179
Share issued										4,000,000		200,000
Aggregate shares												134,500
Fair value amount (in Dollars)					$ 910,565							$ 135,400
Per share (in Dollars per share)												$ 10.95
Shares of common stock at fair value												90,000
Subject to redemption shares						0.0001
Redemption price per share (in Dollars per share)						$ 5
Redemption Price (in Dollars)						$ 3,567,960
Cash proceeds (in Dollars)						$ 6,017,960
Aggregate gross purchase price (in Dollars)									$ 150,000,000	$ 1,184,272
Number of share sold amount (in Dollars)												$ 2,000,000
Weighted average price of common stock, percentage												96.00%
Aggregate shares							4,115,597			50,000
Reclassified from noncontrolling interest (in Dollars)										$ 2,845,600
Grant date fair value (in Dollars per share)										$ 2.06
Share-based compensation expense (in Dollars)			$ 573,568							$ 1,516,933
Sales value (in Dollars)										$ 1,184,272
Repaid purchase business days										2 days
Net cash proceeds (in Dollars)										$ 4,575,714
Resale of consummation business combination days										30 days
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Shares of common stock												89,000
Fair value amount (in Dollars)												$ 900,000
Issued shares								60,000
Shares outstanding including temporary equity						600,000
Number of award shares								30,000
Number of commitment shares			440,000
Net cash proceeds (in Dollars)										$ 1,184,272
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares				35,000								112,500
Employees received shares										285,000
Number of award shares				30,000								30,000
Stock price (in Dollars per share)										$ 1.97
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common Stock individual shares										100,000
HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized					121,000,000
Shares of common stock					3,323,707
White Lion [Member]
Stockholders’ Equity [Line Items]
Common stock value (in Dollars)												$ 1,500,000
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Share-based compensation expense (in Dollars)										$ 656,453
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Aggregate shares				224,500
Vesting shares				112,000
Vesting period				3 years
Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)										$ 1.8
Share-based compensation expense (in Dollars)										$ 108,000
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Employees received shares										50,000
Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate gross purchase price (in Dollars)									$ 150,000,000	$ 108,485
Common stock effective rate										400.00%
Dividend rate										30.00%
Weighted average price of common stock, percentage										96.00%
Sales value (in Dollars)										$ 2,000,000
Consecutive trading day										2 days
Commencing days after the business combination										3 days
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares	112,000
Vesting period	3 years
Forecast [Member] | Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Vesting shares	112,500
Common Stock [Member]
Stockholders’ Equity [Line Items]
Per share (in Dollars per share)					$ 6.77							$ 10.86
White Lion [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate shares										100,000
Rapid Purchase Notice [Member]
Stockholders’ Equity [Line Items]
Repaid purchase business days										2 years
Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage										7.00%			7.00%
Rhône Merchant House, Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Number of award shares				60,000
Rhône Merchant House, Ltd [Member] | Commitment Shares [Member]
Stockholders’ Equity [Line Items]
Interests percentage										7.00%
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock effective rate												400.00%
Dividend rate												30.00%
Loans Payable [Member]
Stockholders’ Equity [Line Items]
Grant date fair value (in Dollars per share)										$ 2.01
Share-based compensation expense (in Dollars)										$ 56,708
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized					100,000,000					100,000,000		100,000,000		100,000,000
Share issued										260,000		200,000
Aggregate shares					134,500
Fair value amount (in Dollars)												$ 910,565
Per share (in Dollars per share)					$ 6.77	$ 5
Shares of common stock at fair value												10,000
Issued shares						20,040				6,957,334		6,957,334
Common stock, shares outstanding										6,957,334		6,957,334
Common stock value (in Dollars)										$ 696		$ 524
Aggregate shares		150,000
Share-based compensation expense (in Dollars)		$ 360,000								$ 17,167
Class A Common Stock [Member] | Common Stock Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Issued shares										75,000
Class A Common Stock [Member] | Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Issued shares										60,000
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Issued shares												5,235,131		5,235,131
Common stock, shares outstanding												5,235,131		5,235,131
Class A Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Exercised shares										420,325
Aggregate shares										200,000
Class A Common Stock [Member] | Loans Payable [Member]
Stockholders’ Equity [Line Items]
Issued shares										27,963
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized					20,000,000					20,000,000		20,000,000		20,000,000
Share issued												2,000,000
Issued shares										1,379,675		1,800,000		1,800,000
Common stock, shares outstanding										1,379,675		1,800,000		1,800,000
Common stock value (in Dollars)										$ 138		$ 180
Exercised shares										200,000
Class B Common Stock [Member] | Pogo Royalty [Member]
Stockholders’ Equity [Line Items]
Exercised shares										420,325
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock					3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock					4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Share issued												200,000
Common stock value (in Dollars)												$ 1,800,000
Exercised shares										200,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares of common stock at fair value												20,000
Issued shares										1,000,000